Exceptional items (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Analysis of income and expense [abstract]
Findus Group integration costs	€ 1.8	€ 1.5
Release of indemnified provision	(44.0)	0.0
Supply chain reconfiguration	(1.3)
Goodfella's Pizza and Aunt Bessie's Integration Related Costs	1.8
Factory Optimization	0.3
Exceptional items	€ 46.6	€ 1.5